Significant Accounting Policies - Schedule of Concentration of Customers (Detail) (Revenues [Member])	12 Months Ended
Dec. 31, 2014
Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	27.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	12.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%